Document and Entity Information	Oct. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-54653
Entity Registrant Name	AUGUSTA GOLD CORP.
Entity Central Index Key	0001448597
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	41-2252162
Entity Address, Address Line One	Suite 555 - 999 Canada Place
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3E1
City Area Code	604
Local Phone Number	687-1717
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false